Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (4,067,097)	$ (3,523,145)	$ (4,023,967)	$ (1,316,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	2,252,965	1,996,137	1,550,995
Amortization expense of debt discount	9,921	586,166	586,921	5,614
Reserve for bad debts		3,412
Impairment of Dino Might Program				818,472
Write off of Domain names				12,231
Change in derivative liability				6,839
Depreciation	1,486		249
Amortization of prepaid expenses stock compensation	83,333
Change in derivative liability - convertible debentures		6,088	6,088
Changes in operating assets and liabilities
Merchant services reserve		(1,987)	2,938
Prepaid expenses		(38,659)
Accounts payable and accrued liabilities		70,289
Accrued interest - convertible debenture		9,984	5,387	1,768
Accrued interest - notes payable		6,267	17,688	34,443
Accounts payable and accrued liabilities	(42)		200,281	159,924
Net cash used in operating activities	(1,719,434)	(885,448)	(1,653,420)	(277,065)
Cash flows from investing activities
Purchase of computer software	(588)
Purchase of Equipment			(9,964)
Cash paid for Domain names				(17,845)
Net cash used in investing activities	(588)		(9,964)	(17,845)
Cash flow from financing activities
Bank overdraft		(198)	(1,577)	1,577
Repayments on notes payable - related party	(50,000)		(101,935)	(4,330)
Proceeds from notes payable - related party	100,000	82,025	82,075	285,275
Proceeds from convertible note - related party		41,000	41,000
Proceeds from related party	3,000
Repayments to related party	(3,000)	(103,389)
Proceeds from issuance of common stock	1,600,000	1,866,667	1,866,667
Net cash provided by financing activities	1,650,000	1,886,105	1,886,230	282,522
Net increase (decrease) in cash and cash equivalents	(70,022)	1,000,657	222,846	(12,388)
Cash and cash equivalents at beginning of period	223,576	730	730	13,118
Cash and cash equivalents at end of period	153,544	1,001,387	223,576	730
Supplemental disclosure of cash flow information:
Cash paid for interest	961		1,285
Cash paid for income taxes
Non-cash investing and financing activities:
Conversion of Convertible debentures related party to non convertible	88,241
Reclassification of derivative liability to additional paid in capital	2,162,408
Common stock issued conversion for conversion of notes payable - related party	50,000
Common stock issued for prepaid consulting services	100,000
Debt discount due to beneficial conversion		586,921	586,921
Common stock issued from conversion of preferred stock		1	1
Common stock issued from conversion of debt and accrued interest		484,560	484,650
Forgiveness of accrued salary related-party		239,000	239,000
Forgiveness of accrued interest related-party		19,999	19,999
Extinguishment of derivative associated with related party note		$ 25,494
Extinguishment of derivative			25,494
Purchase from related party of Dino Might program with preferred stock issuance				820,451
Adjustment for fractional shares issued due to reverse split				1
Expenses paid by Director				$ 3,200